Tax and employee-related liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Tax And Employee-Related Liabilities [Abstract]
Employee-related liabilities	€ 10,778	€ 10,101
Social security and other taxes	4,960	7,148
BALANCE AS AT DECEMBER 31	15,738	17,249
Less non-current portion	0	0
CURRENT PORTION	€ 15,738	€ 17,249